Commitments and Contingencies - Revenues from non-cancellable charter agreements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Operating lease payments
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 2,122,083
Not later than one year
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	580,030
Later than one year and not later than two years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	408,284
Later than two years and not later than three years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	334,206
Later than three years and not later than four years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	304,958
Later than four years and not later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	227,182
Later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 267,423